Additional information: condensed financial statements of the Company - Schedule of Condensed Balance Sheets (Detail) - USD ($) $ in Thousands		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Current assets:
Cash and cash equivalents		$ 199,504	$ 361,777	$ 404,275	$ 93,906
Prepayments and other current assets		13,593	13,068
Total current assets		412,285	457,653
Non-current assets:
Property, equipment and software, net		21,016	18,036
Total assets		509,795	538,361
Current liabilities:
Accounts payable		33,376	21,736
Deferred revenue and income, current portion		24,532	25,113
Total current liabilities		93,405	76,736
Non-current liabilities:
Deferred revenue and income, non-current	[1]	4,082	5,383
Due to related parties, non-current portion		4,537	4,337
Other long-term payable		886	846
Total liabilities		103,545	93,680
Commitments and contingencies
Shareholders' equity
Common shares		83	85
Treasury shares 29,558,094 shares as at December 31, 2015 and 38,332,209 shares as at December 31, 2016		9	7
Total Xunlei Limited’s shareholders’ equity		408,238	446,749	457,891	79,194
Total liabilities and shareholders’ equity		509,795	538,361
Xunlei Limited [Member]
Current assets:
Cash and cash equivalents		273,160	292,175	$ 309,457	$ 28,863
Due from subsidiaries and consolidated VIEs		101,130	92,864
Prepayments and other current assets		348	1,090
Total current assets		374,638	386,129
Non-current assets:
Property, equipment and software, net		3	0
Investments in subsidiaries and consolidated VIEs		43,447	68,481
Total assets		418,088	454,610
Current liabilities:
Accounts payable		55	55
Due to subsidiaries and consolidated VIEs		1,862	388
Deferred revenue and income, current portion		272	211
Accrued liabilities and other payables		1,695	1,393
Total current liabilities		3,884	2,047
Non-current liabilities:
Deferred revenue and income, non-current		543	632
Due to related parties, non-current portion		4,537	4,337
Other long-term payable		886	845
Total liabilities		9,850	7,861
Commitments and contingencies
Shareholders' equity
Common shares		83	85
Treasury shares 29,558,094 shares as at December 31, 2015 and 38,332,209 shares as at December 31, 2016		9	7
Other shareholders' equity		408,146	446,657
Total Xunlei Limited’s shareholders’ equity		408,238	446,749
Total liabilities and shareholders’ equity		$ 418,088	$ 454,610

[1]	As of December 31, 2016, the non-current portion included membership subscription revenue of USD 820 thousand (2015: USD719 th0usand), government grants of USD2,719 thousand (2015: USD4,032 thousand), and reimbursement from the depositary of USD543 thousand (2015: USD632 thousand).